UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: November 30

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Information for Form N-PX, Thunderstorm Value Fund (THUNX)
Proxies are Listed Alphabetically By Company
Period: July 1, 2008 through June 30, 2009

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Apache Corp.	5/7/2009	037411105	APA

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
Not Voted		Frederick M. Bohen
George D. Lawrence
Rodman D. Patton
Charles J. Pitman

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

AstraZeneca PLC ADR	4/30/2009	046353108	AZN

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For	For	1. Receive accounts and reports of the directors and auditor for 2008	Issuer

For	For	2. Confirm dividends	Issuer

For	For	3. Re-appoint KPMG Audit PLC, London, as auditor	Issuer

For	For	4. Authorise remuneration of auditor	Issuer

	For all	5. DIRECTOR	Issuer
For		Louis Schweitzer
For		David Brennan
For		Simon Lowth
For		Bo Angelin
For		John Buchanan
For		Jean-Philippe Courtois
For		Jane Henney
For		Michele Hooper
For		Rudy Markham
For		Dame Nancy Rothwell
For		John Varley
For		Marchus Wallenburg

For	For	6. Approve directors' remuneration for 2008	Issuer

Not Voted	For	7. Authorise limited political donations	Issuer

Not Voted	For	8. Authorise directors to allot unissued shares	Issuer

Not Voted	For	9. Authorise directors to disapply pre-emption rights.	Issuer

For	For	10. Authorise company to purchase its own shares	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
AUTODESK, INC.	6/11/2009	52769106	ADSK

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)

For	For All	1. DIRECTOR	Issuer
For		Carl Bass
For		Crawford W. Beveridge	Issuer
For		J. Hallam Dawson
For		Per-Kristian Halvorsen	Issuer
For		Sean M. Maloney
For		Elizabeth A. Nelson	Issuer
For		Charles J. Robel
For		Steven M. West	Issuer

For	For	2. Appoint Ernst & Young LLP as auditor	Issuer

No	For	3. Approve 2010 outside directors' stock plan	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Berkshire Hathaway	5/02/09	009987827	BRK/A

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
Not Voted		Warren E. Buffett
Not Voted		Charles T. Munger
Not Voted		Howard G. Buffett
Not Voted		Susan L. Decker
Not Voted		William H. Gates III
Not Voted		Davis S. Gottesman
Not Voted		Charlotte Guyman
Not Voted		Donard R. Keough
Not Voted		Thomas S. Murphy
Not Voted		Ronald L.Olson
Not Voted		Walter Scott Jr.

Not Voted	Against	Shareholder proposal regarding production of a sustainability report	Holder

Proxy lost in mail.

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Berkshire Hathaway	5/02/09	009989340	BRK/B

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
Not Voted		Warren E. Buffett
Not Voted		Charles T. Munger
Not Voted		Howard G. Buffett
Not Voted		Susan L. Decker
Not Voted		William H. Gates III
Not Voted		Davis S. Gottesman
Not Voted		Charlotte Guyman
Not Voted		Donard R. Keough
Not Voted		Thomas S. Murphy
Not Voted		Ronald L.Olson
Not Voted		Walter Scott Jr.

Not Voted	Against	Shareholder proposal regarding production of a sustainability report	Holder

Proxy lost in mail.

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Carnival Corporation	4/15/09	143658300	CCL

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTOR	Issuer

For		Micky Arison
For		Richard Capen
For		Robert Dickinson
For		Arnold Donald
For		Pier Luigi foschi
For		Howard Frank
For		Richard Glasier
For		Modesto Maidique
For		Sir John Parker
For		Peter Ratcliffe
For		Stuart Subotnick
For		Laura Weil
For		Randall Weisenburger
For		Uzi Zucker

For	For	2. Re-appoint PriceWaterhouseCoopers as Independent Auditor	Issuer

For	For	3. Authorize audit committee to agree to remuneration of independent auditors	Issuer

For	For	4. Receive UK accounts and reports of directors and auditors of Carnival PLC for finanacial year eneed November 30, 2008	Issuer

For	For	5. Approve directors' remuneration report fo Financial Year ended November 30, 2008	Issuer

For	For	6. Increase the amount of the authorized but unissued share capital of Carnival PLC	Issuer

For	For	7. Adopt the amended and restated articles of association of Carnival PLC	Issuer

For	For	9. Approve the giving of authority for the allotment of new shares by Carnival PLC	Issuer

For	For	10. Approve disapplication of pre-emption rights in relation to allotment of new shares by Carnival PLC	Issuer

For	For	11. Approve a general authority for Carnival PLC to buy back Carnival PLC ordinary shares in the open market	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Ceradyne	6/9/09	156710105	CRDN

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For	1. DIRECTOR	Issuer
For		Joel Moskowitz
Richard Alliegro
Frank Edelstein
Richard Kertson
William Lacourse
Milton Lohr

For	For	2. Approve appointment of Pricewaterhousecoopers as independent registerd public accounting fir for year ending December 31, 2009	Issuer

Not Voted	For	3. Appoint Deloitte independent auditor for fiscal year ending Dec. 31, 2008.	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Columbia Sportswear	5/21/2009	198516106	COLM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Gertrude Boyle
For		Timothy P.Boyle
For		Sarah A. Bany
For		Murrey R. Albers
For		Stephen E. Babson
For		Andy D. Bryant
For		Edward S. George
For		Walter T. Klenz
For		John W. Stanton

For	For	2. Approve 1997 stock incentive plan, as amended	Issuer

For	For	3. Re-approve executive incentive compensation plan	Issuer

For	For	4. Ratify Deloitte & Touch LLP as independent auditor for 2009	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Commercial Metals Company	1/22/09	201723103	CMC

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Harold Adams
For		Anthony Massaro
For		Robert Neary

For	For	2. Ratify Deloitte & Touch LLP as independent auditor for 2009	Issuer

For	Against	3. Stockholder proposal requesting addition of sexual orientation and gender identity/expression to our written non-discrimination policy	Holder

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Cullen/Frost Bankers Inc.	4/23/2009	229899109	CFR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Crawford Edwards
For		Ruben Escobedo
For		Patrick Frost
For		David Haemisegger
Robert Mcclane

Against	For	2. Approve amendment to the Cullen/Frost Bankers, Inc 2005 Omnibus Incentive Plan	Issuer

For	For	3. Ratify Ernst & Young LLP as independent auditor for fiscal year that began Jan. 1, 2009	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Garmin	6/5/09	G37260109	GRMN

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Min Kao
For		Charles Peffer

For	For	2. Ratify Ernst & Young as accountants for 2009	Issuer

For	For	3. Approve amendment to Garmin 2005 Equity incentive plan	Issuer

For	For	4. Approve amendment to Garmin 2000 non-employee Directors' Option Plan	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Devon Energy Corp.	6/4/2008	010307619	DVN

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		David A. Hager
For		John A. Hill
For		Mary P. Ricciardello

For	For	2. Ratify appointment of independent auditors	Issuer

For	For	3. Amend certificate of incorporation to increase number of authorized shares	Issuer

For	For	4. Amend the certificate of incorporation to provide for annual election of directors	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

General Dynamics Corporation	5/6/2009	369550108	GD

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		N. D. Chabraja
For		J. S. Crown
For		W. P. Fricks
For		J. L. Johnson
For		G. A. Joulwan
For		P. G. Kaminski
For		J. M. Keane
For		D. J. Lucas
For		L. L. Lyles
For		J. C. Reyes
For		R. Walmsley

For	For	2. Approve 2009 Equity Compensation Plan

For	For	3. Approve 2009 UK Share Save Plan

For	For	4. Selection of auditors	Issuer

Against	Against	5. Shareholder proposal regarding weapons in space	Holder

For	Against	5. Shareholder proposal executive death benefit payments	Holder

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Goldman Sachs	5/8/2009	38141G104	GS

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Lloyd Blankfein
For		John Bryan
For		Gary Cohn
For		Claes Dahlback
For		Stephen Friedman
For		William George
For		Rajat Gupta
For		James Johnson
For		Lois Juliber
For		Lakshmi Mittal
For		James Schiro
For		Ruth Simmons

For	For	2. Ratify PricewaterhouseCoopers as independent accountant for 2009 fiscal year	Issuer

Against	For	3. Advisory vote to approve executive compensation	Issuer

Against	Against	4. Shareholder proposal regarding cumulative voting	Holder

Against	Against	5. Shareholder proposal regarding simple majority vote	Holder

Against	Against	6. Shareholder proposal to amend by-laws to provide board committee on U.S. economic security	Holder

Against	Against	7. Shareholder proposal regarding political contributions	Holder

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Kinetic Concepts Inc.	5/27/2009	49460W208	KCI

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Carl Kohrt
For		Thomas Smith
For		Donald Steen
For		Craig Callen

For	For	2. Approve certain issuances of shares of common stock upon conversion of 3.25% convertible senior notes due 2015	Issuer

For	For	3. Ratify Ernst & Young LLP as independent auditor for fiscal year ending Dec. 31, 2008	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
King Pharmaceuticals, Inc.	6/4/2009	495582108	KG

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		R. Charles Moyer
For		D. Gregory Rooker
For		Ted G. Wood
For		E. W. Deavenport
For		Elizabeth Greetham

For	For	2. Ratify PriceWaterhouseCoopers LLP as independent public accounting firm for 2009	Issuer

Against	Against	3. Non-binding shareholder proposal requesting adoption of majority voting standard in election of directors	Holder

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Merck & Co., Inc.	4/28/2009	589331107	MRK

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Leslie Brun
For		Thomas Cech
For		Richard Clark
For		Thomas Glocer
For		Steven Goldstone
For		William Harrison
For		Harry Jacobson
For		William Kelley
For		Rochelle Lazarus
For		Carlos Represas
For		Thomas Shenk
For		Anne Tatlock
For		Samuel Their
For		Wendell Weeks
For		Peter Wendell

For	For	2. Ratify appointment of accounting firm for 2009	Issuer

For	For	3. Proposal to amend Restated Certificate of Incorporation to limit size of board to no more than 18 directors	Issuer

Against	Against	4. Proposal concerning special shareholder meetings.	Holder

Against	Against	5. Proposal concerning independent lead director.	Holder

Against	Against	6. Proposal concerning advisory vote on executive compensation.	Holder

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Oceaneering International, Inc.	5/8/2009	675232102	OII

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		John Huff
For		Jerold Desroche

For	For	2. Ratify Ernst & Young as auditors for year ending December 31, 2009	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
OM Group, Inc.	5/12/2009	670872100	OMG

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Richard Blackburn
For		Steven Demetriou
For		Gordon Ulsh

For	For	Approve Ernst & Young LLP as independent accountant	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Overseas Shipholding Group Inc.	6/10/2008	10842603	OSG

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Morten Arntzen
For		Oudi Recanati
For		G. Allen Andreas
For		Alan R. Batkin
For		Thomas B. Coleman
For		Charles A. Fribourg
For		Stanley Komaroff
For		Solomon N. Merkin
For		Joel I. Picket
For		Ariel Recanati
For		Thomas F. Robards
For		Jean-Paul Vettier
For		Michael J. Zimmerman

For	For	2. Ratify Ernst & Young LLP as independent accounting firm for 2008	Issuer

For	For	3. Approve amendment and restatement of 2004 stock incentive plan and re-approve 162(M) performance goals under such plan	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Palm	10/1/2009	696643105	PALM

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Edward Colligan
For		Scott Mercer

For	For	Ratify Deloitte & Touche LLP as independent accounting firm for 2009

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Perot Systems Corporation	5/13/2009	714265105	PER

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Ross Perot
For		Ross Perot, Jr.
For		Peter Altabef
For		Steven Blasnik
For		John Gallagher
For		Carl Hahn
For		Desoto Jordan
For		Caroline Matthes
For		Thomas Meurer
For		Cecil Moore, Jr.
For		Anthony Principi
For		Anuroop Singh

For	For	Ratify Pricewaterhousecoopers LLP as independent accounting firm for 2009

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Pfizer Inc.	4/23/2009	717081103	PFE

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Dennis A. Ausiello
For		Michael S. Brown
For		M. Anthony Burns
For		Robert N. Burt
For		W. Don Cornwell
For		William H. Gray III
For		Constance J. Horner
For		James M. Kilts
For		Jeffrey B. Kindler
For		George A. Lorch
For		Dana G. Mead
For		Suzanne Nora Johnson
For		Stephen Sanger
For		William C. Steere Jr.

For	For	2. Ratify KPMG LLP as independent accounting firm for 2009.	Issuer

Against	For	3. Proposal to approve Stock Plan, as Amended and Restated.	Issuer

Against	Against	4. Shareholder proposal regarding stock options	Holder
Against	Against	5. Shareholder proposal regarding Advisory Vote on Executive Compensation	Holder

Against	Against	6. Shareholder proposal regarding Cumulative Voting.	Holder

Against	Against	7. Shareholder proposal regarding Special Shareholder Meetings.	Holder

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Seaboard Corp.	4/27/2009	811543107	SEB

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Steven J. Bresky
For		David A. Adamsen
For		Douglas W. Baena
For		Joseph Rodrigues
For		Edward Shifman

For	For	2. Ratify KPMG LLP as independent auditors	Issuer

For	For	3. Amend Certificate of Incorporation to decrease number of authorized shares of common stock from 4,000,000 shares to 1,250,000 shares.	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Time Warner Inc.	5/28/2009	887317303	TWX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Herbert Allison
For		James Barksdale
For		Jeffrey Bewkes
For		Stephen Bollenbach
For		Frank Caufield
For		Robert Clark
For		Mathias Dopfner
For		Kenneth Novack
For		Deborah Wright

For	For	2. Approve Independent Auditors	Issuer

For	For	3. Approve Annual Incentive Plan for Executive Officers	Issuer

Against	Against	4. Proposal regarding cumulative voting	Holder

Against	Against	5. Proposal regarding special Stockholder Meetings.	Holder

Against	Against	6. Proposal regarding Compensation of Named Executive Officers	Holder

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Time Warner Inc.	1/16/2009	887317303	TWX

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
For
1. Company proposal to a) authorize board to evvect prior to 12/31/09 a reverst stock split of outstanding and treasury common stoci at a reverse stock split ratio of either 1-for-2 or 1-for-3 and b)approve amendment to effect reverse stock split and reduce proportionately total number of shares that Time Warner is authorized to issue, subject to the board's authority to abandon such amendment.
Issuer
For

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
Tsakos Energy Navigation	5/29/2009	G9108L108	TNP

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		William O'Neil
For		Richard Paniguian
For		Aristides Patrinos

For	For	2. Appoint Ernst & Young, Athens, Greece as auditors and authorize audit committee to set their remuneration.	Issuer

Company Name	Meeting Date	CUSIP(2)	Ticker (2)
United States Steel Corporation	4/28/2009	912909108	X

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Frank Lucchino
For		Seth Schofield
For		John Surma
For		David Sutherland

For	For	Elect PricewaterhouseCoopers LLP as independent accounting firm	Issuer

Name of Fund:(1)	Thunderstorm Value Fund (THUNX)
Period:	July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Westar Energy Inc.	5/21/2009	95709T100	WR

Vote (3)	MRV (4)	Proposal (5)	Proposed by Issuer or Security Holder (6)
	For all	1. DIRECTOR	Issuer
For		Charles Chandler
For		R. A. Edwards
For		Sandra Lawrence

For	For	2. Ratify Deloitte & Touche LLP as independent accounting firm for 2008.	Issuer

For	For	3. Approve amendment to long term incentive and share award plan.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ Joseph C. Neuberger
Joseph C. Neuberger
President, Trust for Professional Managers

Date July 31, 2009